Shareholder Fees {- Fidelity® Equity-Income Fund}	Apr. 01, 2022 USD ($)
01.31 Fidelity Equity-Income Fund Retail PRO-09 | Fidelity® Equity-Income Fund
Shareholder Fees:
(fees paid directly from your investment)	none